Warrants - Schedule of Warrants Activity (Details) (10-K) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Warrants and Rights Note Disclosure [Abstract]
Number of warrants, Balance, beginning of year	12,436,301
Number of warrants, Issuance	60,697,999	12,436,301
Number of warrants, Balance, end of period	57,683,607	12,436,301
Weighted average price, Balance, beginning of year	$ 0.52
Weighted average price, Issuance	0.21	0.52
Weighted average price, Balance, end of period	$ .22	$ 0.52